Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Finished goods	$ 167,225	$ 141,389
Obsolete stock provision	(21,916)	(13,282)
Total inventories	$ 145,309	$ 128,107